UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $175,609 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    22852   358796 SH       SOLE                   358796
AMERICAN TOWER CORP            CL A             029912201     8582   218874 SH       SOLE                   218874
ARCHER DANIELS MIDLAND CO      COM              039483102     8452   205339 SH       SOLE                   205339
BE AEROSPACE INC               COM              073302101     6242   178604 SH       SOLE                   178604
CROWN CASTLE INTL CORP         COM              228227104    11994   347751 SH       SOLE                   347751
DST SYS INC DEL                COM              233326107    13619   207166 SH       SOLE                   207166
FIDELITY NATL INFORMATION SV   COM              31620M106    17154   449772 SH       SOLE                   449772
HORIZON LINES INC              COM              44044K101     5286   284017 SH       SOLE                   284017
IHS INC                        CL A             451734107    21785   338744 SH       SOLE                   338744
MERITAGE HOMES CORP            COM              59001A102     3602   186419 SH       SOLE                   186419
MICROSOFT CORP                 COM              594918104    12710   449588 SH       SOLE                   449588
MOSAIC CO                      COM              61945A107    11221   109363 SH       SOLE                   109363
POTASH CORP SASK INC           COM              73755L107    13643    87900 SH       SOLE                    87900
QUALCOMM INC                   COM              747525103     9223   225000 SH       SOLE                   225000
STANDARD PAC CORP NEW          COM              85375C101     2891   594848 SH       SOLE                   594848
UNION PAC CORP                 COM              907818108     6353    50670 SH       SOLE                    50670